Summary of Business and Significant Accounting Policies - Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Jul. 01, 2020
Subsequent Event [Line Items]
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201609Member
OPERATING LEASE RIGHT-OF-USE ASSETS	$ 0	$ 29,182	$ 29,700
Lease liability		$ 42,051	41,300
Subsequent Event
Subsequent Event [Line Items]
OPERATING LEASE RIGHT-OF-USE ASSETS			41,300
Lease liability			$ 29,700